Commitments and Contingencies (Details)			4 Months Ended		12 Months Ended
	Dec. 04, 2023 CNY (¥)	Dec. 04, 2023 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) [Line Items]
Contingency provision					¥ 3,507,000	$ 494,000
Rent for an office					2,000,000
Interest payable					1,100,000		¥ 639,000		$ 155,000
Contract amount					900,000
Relevant cash					3,245,000				$ 457,000
Operating expenses					49,075,000	6,912,000	¥ 58,908,000	¥ 47,824,000
Financial lease			¥ 5,869,000	$ 827,000
Guarantees principal amount					1,949	275
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Commitments and Contingencies (Details) [Line Items]
Interest payable					345,000
Operating expenses	¥ 260,000	$ 37,000			¥ 260,000	$ 37,000
ZJ Youguan [Member]
Commitments and Contingencies (Details) [Line Items]
Financial lease			¥ 3,171,000	$ 447,000